Document and Entity Information	Jun. 04, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 04, 2021
Entity Registrant Name	AVISTA CORPORATION
Entity Central Index Key	0000104918
Entity Emerging Growth Company	false
Entity File Number	1-3701
Entity Incorporation, State or Country Code	WA
Entity Tax Identification Number	91-0462470
Entity Address, Address Line One	1411 East Mission Avenue
Entity Address, City or Town	Spokane
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	99202-2600
City Area Code	509
Local Phone Number	489-0500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Information, Former Legal or Registered Name	None
Title of Each Class	Common Stock
Trading Symbols	AVA
Name of Each Exchange on Which Registered	NYSE